Property and Equipment and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consists of the following as of December 31:	2015	2014
Manufacturing, warehouse, display equipment and molds	$337,253	$272,272
Office equipment and furniture	41,581	35,194
Mobile display unit and vehicles	134,500	133,700
Less: depreciation	(266,099)	(174,613)
Total Property and Equipment	$247,235	$266,553

Schedule of Intangible Assets
Intangible assets consists of the following as of December 31:	2015	2014
Formulations, rights and patents	$969,696	$965,694
Website	62,675	62,675
Less: amortization	(52,682)	(39,547)
Trademarks – not amortized due to indefinite life	152,104	167,293
Total Intangible Assets	$1,131,793	$1,156,115

Intangible Assets Estimated Amortization Expense
2016	$25,098
2017	$36,989
2018	$48,320
2019	$72,480
2020	$96,640
Thereafter	$700,160